Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net income (loss)	$ (6,291,662)	$ 4,060,056
Adjustments to reconcile net loss to net cash provided by operating activities
Home office allocation	0	(5,186,755)
Changes in derivative liabilities	0	(7,647,407)
Depreciation and amortization	3,950,513	588,789
Loss on disposal of fixed assets	971,251	0
Changes in assets and liabilities
Accounts receivable	111,350	128,276
Prepaid expenses and other assets	(617,127)	(289,776)
Amortization of right of use asset - financing leases	40,036	107,401
Amortization of right of use asset - operating leases	54,370	66,635
Due to parent	0	10,511
Interest on lease liability - financing leases	(3,073)	(8,952)
Operating lease expense	(56,899)	(71,842)
Accrued payable and accrued liabilities	232,118	(331,989)
Total adjustments	6,885,080	(2,605,090)
Net cash provided by operating activities of continuing operations	593,418	1,454,966
Net cash provided by operating activities of discontinued operations	298,446	0
Net cash provided by operating activities	891,864	1,454,966
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the sale of fixed assets	580,000	0
Purchase of fixed assets	(261,090)	0
Net cash provided by investing activities	458,910	0
CASH FLOWS FROM FINANCING ACTIVITIES
Reduction of finance lease liability	(30,895)	(96,340)
Repayments of notes payable - related parties	0	(250,000)
Repayment of long-term debt	(640,155)	(1,198,711)
Net cash used in financing activities	(1,107,521)	(1,545,051)
NET (DECREASE) INCREASE IN CASH	243,253	(90,085)
CASH - BEGINNING OF YEAR	99,452	295,416	$ 295,416
CASH - END OF YEAR	342,705	205,331	99,452	$ 295,416
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	8,685	0
Cash paid for income taxes	0	0
Banner Midstream Corp. [Member]
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net income (loss)			4,806,042	(7,616,472)
Adjustments to reconcile net loss to net cash provided by operating activities
Home office allocation			8,483,042	249,544
Changes in derivative liabilities			(10,975,737)	10,923,265
Depreciation and amortization			783,325	694,703
Loss on disposal of fixed assets			6,770	130,020
Loss on conversion of debt and liabilities to common stock and forgiveness of debt			0	(10,452,169)
Changes in assets and liabilities
Accounts receivable			109,696	(144,753)
Prepaid expenses and other assets			107,556	(169,787)
Amortization of right of use asset - financing leases			143,726	125,043
Amortization of right of use asset - operating leases			52,603	43,927
Due to parent			2,163,328	6,614,217
Interest on lease liability - financing leases			(10,373)	(14,481)
Operating lease expense			(59,524)	(52,980)
Accrued payable and accrued liabilities			(4,048,083)	7,078,798
Total adjustments			(3,243,671)	15,025,347
Net cash provided by operating activities of continuing operations			1,562,371	7,408,875
Net cash provided by operating activities of discontinued operations			0	(163,510)
Net cash provided by operating activities			1,562,371	7,245,365
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the sale of fixed assets			0	43,000
Purchase of fixed assets			0	(20,450)
Net cash provided by investing activities			0	22,550
CASH FLOWS FROM FINANCING ACTIVITIES
Reduction of finance lease liability			(130,541)	(101,692)
Repayments of notes payable - related parties			(250,000)	(1,009,569)
Repayment of long-term debt			(1,377,794)	(6,047,267)
Net cash used in financing activities			(1,758,335)	(7,158,528)
NET (DECREASE) INCREASE IN CASH			(195,964)	109,387
CASH - BEGINNING OF YEAR	$ 99,452	$ 295,416	295,416	186,029
CASH - END OF YEAR			99,452	295,416
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense			161,225	768,870
Cash paid for income taxes			0	0
SUMMARY OF NON-CASH ACTIVITIES:
Reclassification of assets of discontinued operations to current operations in fixed assets			193,904	0
Trade in of vehicle for ROU asset			$ 0	$ 55,525